Cover	Nov. 22, 2021
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 22, 2021
Entity File Number	001-40211
Entity Registrant Name	European Biotech Acquisition Corp.
Entity Central Index Key	0001841258
Entity Tax Identification Number	00-0000000
Entity Incorporation, State or Country Code	E9
Entity Address, Address Line One	Johannes Vermeerplein 9
Entity Address, Address Line Two	1071 DV
Entity Address, City or Town	Amsterdam
Entity Address, Country	NL
Entity Address, Postal Zip Code	00000
Country Region	31
City Area Code	0
Local Phone Number	20 664 55 00
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false
Common Class A [Member]
Title of 12(b) Security	Class A ordinary shares, par value $0.0001 per share
Trading Symbol	EBAC
Security Exchange Name	NASDAQ
Warrant [Member]
Title of 12(b) Security	Redeemable warrants, each whole warrant exercisable for one Class A ordinary share at an exercise price of $11.50
Trading Symbol	EBACW
Security Exchange Name	NASDAQ
Capital Units [Member]
Title of 12(b) Security	Units, each consisting of one Class A ordinary share and one-third of one redeemable warrant
Trading Symbol	EBACU
Security Exchange Name	NASDAQ